Annual Total Returns[BarChart] - Independent Franchise Partners US Equity - Independent Franchise Partners US Equity	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.89%	26.20%	10.92%	7.33%	9.64%	19.93%	(7.07%)	35.16%	19.01%